Licenses (Details) (Licenses, USD $) In Thousands, unless otherwise specified	12 Months Ended							0 Months Ended	7 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Inactivated hepatitis A	Dec. 31, 2012 Inactivated hepatitis A	Dec. 31, 2013 Combined inactivated hepatitis A&B	Dec. 31, 2012 Combined inactivated hepatitis A&B	Aug. 15, 2011 H5N1 licenses item	Aug. 14, 2012 H5N1 licenses	Dec. 31, 2013 H5N1 licenses	Dec. 31, 2012 H5N1 licenses
Licenses
Cost	$ 5,511	$ 5,355		$ 3,490	$ 3,391	$ 502	$ 488			$ 1,519	$ 1,476
Accumulated amortization	4,739	4,205		3,490	3,391	452	390			797	424
Estimated useful life	9 years 1 month 28 days								20 years
Amortization expense	435	228	268
Estimated amortization expenses
Within 1 year	411
Between 1 and 2 years	361
Net book value	$ 772	$ 1,150				$ 50	$ 98			$ 722	$ 1,052
Number of sublicense agreements entered with Medimmune								3